LIFE INSURANCE SETTLEMENT POLICIES - Estimated Premiums (Details)	Jun. 30, 2023 USD ($)
Investments, All Other Investments [Abstract]
2023 remaining	$ 1,024,151
2024	1,243,423
2025	1,310,936
2026	1,044,640
Thereafter	3,288,619
Total	$ 7,911,769